Note 7 - Asset Retirement Obligations - Asset Retirement Obligations Activity (Details) - USD ($) $ in Thousands	3 Months Ended		4 Months Ended	6 Months Ended			8 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Jun. 30, 2021		Jun. 30, 2020	Aug. 21, 2020	Dec. 31, 2019
Beginning asset retirement obligations			$ 2,398	$ 2,293		$ 2,212	$ 2,212	$ 520
Liabilities incurred from new wells			84	610			97	1,511
Liabilities settled upon plugging and abandoning wells			(29)				0	(51)
Revision of estimates (a)			(211) [1]	(10)	[2]		0 [1]	160 [1]
Accretion of discount on asset retirement obligations	$ 37	$ 35	51	72		$ 69	89	72
Ending asset retirement obligations	$ 2,965		$ 2,293	$ 2,965			$ 2,398	$ 2,212

[1]	The revisions to the Company’s asset retirement obligation estimates are primarily due to changes in estimated costs based on experience with the properties.
[2]	The revisions to the Company’s asset retirement obligation estimates are primarily due to changes in estimated costs based on experience with the properties and their expected useful lives.